Subsequent events (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Aug. 12, 2020	Jul. 31, 2020	Jul. 17, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Total proceeds				$ 0	$ 5,000,000
Subsequent Events [Member]
Statement [Line Items]
Description of shares issued			Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through one sales agent
Subsequent Events [Member] | August 14, 2020 [Member]
Statement [Line Items]
Common stock shares issued				38,445
Total proceeds				$ 127,975
Subsequent Events [Member] | CEO [Member]
Statement [Line Items]
Restricted common shares, value		$ 500,000
Restricted common per shares		$ 2.50
Subsequent Events [Member] | CEO [Member] | July 31, 2020 to August 4, 2020 [Member]
Statement [Line Items]
Restricted common shares issued				104,000
Proceeds from issuance of private placement				$ 260,000
Securities Purchase Agreement [Member] | Subsequent Events [Member] | A.G.P [Member]
Statement [Line Items]
Purchase price per share	$ 2.50
Gross proceeds	$ 9,000,000
Percentages of commission	7.00%
Common stock shares issued	3,600,000